EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2023
Equity Incentive Plan
EQUITY INCENTIVE PLAN

NOTE 12 - EQUITY INCENTIVE PLAN

On August 26, 2021, the Company adopted an equity incentive plan providing for the issuance of shares of common stock, options or SARs with a rolling maximum number equal to 10% of the issued and outstanding Common Shares set at the beginning of each fiscal year. The Company may grant incentives to its directors, officers, employees and service providers. The options are exercisable for a maximum of up to ten years from the date of grant and may be subject to vesting provisions as set by the Plan Administrator.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 12 - EQUITY INCENTIVE PLAN, continued

During the quarter ended March 31, 2022, a total of 1,000,000 shares of common stock and 7,456,500 options at a weighted average exercise price of $0.0518 per share exercisable for a period of five years with immediate vesting were granted to employees. The weighted-average fair value attributable to options granted in 2022 was $0.0517 per option.

The fair value of the stock options recognized in each year below was estimated using the Black-Scholes option pricing model. Assumptions used in the pricing model are as provided below.

	2023	2022
Risk-free interest rate	-	1.55%
Exercise price	-	$0.0518
Expected life	-	5 years
Expected volatility	-	307.11%
Expected dividends	-	-

The Company recognized equity incentive expense of $207,000 ($51,750 for common shares and $155,250 for the stock options) for the year ended December 31, 2022.

As of December 31, 2023, there were 7,456,500 issued and outstanding equity incentive plan options which are all fully vested with a weighted average exercise price of $0.0518 per option and three years remaining life. At December 31, 2023, the closing market price of the stock was $0.0213 per share.

A summary of the Company’s equity incentive plan options and changes during the year ended December 31, 2022, is as follows:

	Number of Options	Weighted average exercise price
Balance January 1, 2022	-	$-
Granted	7,456,500	0.0518
Exercised	-	-
Cancelled	-	-
Balance December 31, 2022	7,456,500	0.0518
No activity	-
Balance December 31, 2023	7,456,500	$0.0518

The aggregate intrinsic value of vested share options (the market value was less the exercise price) at December 31, 2023 and 2022 was zero.